Share-based compensation (Details Narrative)	1 Months Ended				12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Feb. 28, 2024 $ / shares shares	Dec. 31, 2023 shares	Aug. 31, 2023 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares $ / shares	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2025 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares | shares			27,744	27,744	26,640		27,444
Exercise price | $ / shares	$ 6.50				$ 6.50	$ 6.50	$ 0.032
Unrecognized compensation expense | $	$ 159,917				$ 159,917	$ 159,917
Share-based compensation of weighted-average period					2 years 10 months 9 days
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognised share-based compensation | $					$ 405,064
Restricted stock granted | shares					66,404
Exercise price | $ / shares					$ 6.10
Outstanding stock options granted | shares					0
Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Granted option shares | shares	8,000				18,640
Exercise price | $ / shares	$ 6.90				$ 6.90	$ 6.90
Recognised share-based compensation | $					$ 8,987		$ 1,919,700
Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Recognised share-based compensation | $					$ 7,200,064
Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Nominal or par value | $ / shares	$ 0.00016				$ 0.00016	$ 0.00016	$ 0.00016	$ 0.00016
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock granted | shares					66,404
Exercise price | $ / shares					$ 6.10
Common Class A [Member] | Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued | shares		27,744
Nominal or par value | $ / shares		$ 0.00016
Weighted average fair value | $ / shares						$ 18.80
Common Class A [Member] | Non Employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares issued | shares		520,281